Loans Receivable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ratio of total past due loans to total loans	0.29%	0.42%
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
TDRs included in impaired loans	$ 121,677	$ 156,858
Percent of restructured loans performing	95.90%
Single family residential loans as percentage of restructured loans	92.00%
Loans Receivable from Related Party Including Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted to officers, directors, and related interests	$ 76,288	$ 70,012
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	6 months
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	12 months